Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Analysis by Reportable Segment of Revenue and Operating Results of Continuing Operations

Analysis by reportable segment of revenues and operating results of continuing operations are as follows:

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Year ended December 31, 2018
Revenues
From external customers	$66,753	$100,937	$29,813	$13,435	$4,545	$215,483
Intersegment revenues	17,125	1,702	4,038	2,234	5,008	30,107
Segment revenues	$83,878	$102,639	$33,851	$15,669	$9,553	245,590
Intersegment elimination						(30,107)
Consolidated revenues						$215,483
Segment income (loss) before income tax	$18,243	$15,328	$11,944	$1,024	$(1,553)	$44,986

Year ended December 31, 2019
Revenues
From external customers	$65,728	$95,469	$30,091	$11,485	$4,747	$207,520
Intersegment revenues	16,065	1,564	3,951	2,079	4,914	28,573
Segment revenues	$81,793	$97,033	$34,042	$13,564	$9,661	236,093
Intersegment elimination						(28,573)
Consolidated revenues						$207,520
Segment income (loss) before income tax	$19,537	$11,250	$12,515	$799	$(2,234)	$41,867

Year ended December 31, 2020
Revenues
From external customers	$69,469	$90,230	$32,115	$8,695	$7,100	$207,609
Intersegment revenues	15,930	1,536	3,966	1,875	5,369	28,676
Segment revenues	$85,399	$91,766	$36,081	$10,570	$12,469	236,285
Intersegment elimination						(28,676)
Consolidated revenues						$207,609
Segment income (loss) before income tax	$22,504	$8,777	$13,120	$829	$(2,404)	$42,826

Other Segment Information

Other information reviewed by the chief operating decision maker or regularly provided to the chief operating decision maker was as follows:

For the year ended December 31, 2018

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits of associates and joint ventures accounted for using equity method	$—	$—	$—	$—	$509	$509
Interest income	$18	$12	$19	$28	$120	$197
Interest expenses	$—	$—	$—	$—	$18	$18
Operating costs and expenses	$59,430	$73,901	$13,766	$13,279	$11,573	$171,949
Depreciation and amortization	$15,027	$13,788	$3,121	$1,425	$448	$33,809
Capital expenditure	$12,693	$10,664	$2,729	$1,348	$1,116	$28,550
Reversal of impairment loss on investment properties	$19	$—	$—	$—	$—	$19
Impairment loss on intangible assets	$—	$51	$—	$—	$—	$51

For the year ended December 31, 2019

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits of associates and joint ventures accounted for using equity method	$—	$—	$—	$—	$459	$459
Interest income	$15	$9	$20	$41	$166	$251
Interest expenses	$5	$58	$1	$12	$28	$104
Operating costs and expenses	$56,269	$72,952	$13,850	$11,427	$12,249	$166,747
Depreciation and amortization	$14,842	$16,254	$2,914	$1,547	$792	$36,349
Capital expenditure	$12,071	$7,773	$1,425	$1,117	$1,780	$24,166
Impairment loss on property, plant and equipment	$—	$—	$—	$—	$93	$93
Reversal of impairment loss on investment properties	$57	$—	$—	$—	$—	$57
Impairment loss on intangible assets	$—	$9	$—	$—	$—	$9
Impairment loss on other assets	$13	$—	$13	$—	$18	$44

For the year ended December 31, 2020

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits of associates and joint ventures accounted for using equity method	$—	$—	$—	$—	$244	$244
Interest income	$13	$5	$17	$22	$59	$116
Interest expenses	$6	$56	$1	$10	$133	$206
Operating costs and expenses	$59,371	$69,211	$15,241	$8,573	$14,447	$166,843
Depreciation and amortization	$14,250	$17,800	$2,669	$1,450	$969	$37,138
Capital expenditure	$11,483	$8,827	$1,397	$779	$1,025	$23,511
Gain (loss) on disposal of property, plant and equipment	$1,442	$(3)	$—	$—	$(11)	$1,428
Gain on disposal of investment properties	$151	$—	$—	$—	$—	$151
Reversal of impairment loss on investment properties	$27	$—	$—	$—	$—	$27
Impairment loss on intangible assets	$—	$9	$—	$—	$—	$9

Main Products and Service Revenues

The following is an analysis of the Company’s revenue from its major products and services.

	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Mobile services revenue	$63,906	$58,703	$56,724
Sales of products	41,289	41,593	39,391
Local telephone and domestic long distance telephone services revenue	29,996	27,929	26,475
Broadband access and domestic leased line services revenue	22,453	22,116	22,420
Data communications internet services revenue	21,137	21,003	21,447
International network and leased line services revenue	8,724	7,066	3,884
Others	27,978	29,110	37,268
	$215,483	$207,520	$207,609

Geographic Information	The geographic information for revenues was as follows:

	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Taiwan, ROC	$205,696	$197,895	$200,881
Overseas	9,787	9,625	6,728
	$215,483	$207,520	$207,609